Redeemable Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands						1 Months Ended	9 Months Ended	12 Months Ended
	May 17, 2017 USD ($) shares	Jan. 04, 2017 shares	Jul. 15, 2016	Jul. 21, 2015 USD ($) shares	Apr. 22, 2015 USD ($) shares	Jul. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	May 31, 2017 shares	Apr. 30, 2017 $ / shares shares
Class of Stock [Line Items]
Preferred Stock, authorized | shares										1,000,000	11,500,000
Preferred Stock, par value | $ / shares											$ 0.001
Preferred stock available for future issuance | shares								73,885
Stock issued during period, Shares | shares							12,335,519
Preferred stock conversion basis								In the conversion to common stock, the holders of the redeemable convertible preferred stock will receive one share of the Company's common stock for each share of redeemable convertible preferred stock multiplied by the share's liquidation preference divided by its original issue price.
Minimum proceeds from initial public offering that converts preferred stock into common stock								$ 15,000
Net book value								$ 23,350	$ 20,146
Number of shares repurchased | shares		7,500		14,373	511,218		7,500
Number of shares repurchased, Amount					$ 1		$ 56		$ 790
Series A-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, authorized | shares							0	2,666,667	2,666,667
Preferred Stock, par value | $ / shares							$ 0.001	$ 0.001	$ 0.001
Stock issued during period, Shares | shares						2,666,667
Preferred stock, liquidation preference per share | $ / shares									$ 1.98
Stock conversion ratio									0.67
Net book value									$ 667
Number of shares repurchased | shares				47,910	1,704,060
Number of shares repurchased, Amount				$ 40	$ 1,418
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, authorized | shares							0	5,666,667	5,666,667
Preferred Stock, par value | $ / shares							$ 0.001	$ 0.001	$ 0.001
Stock issued during period, Shares | shares						3,000,000
Share price | $ / shares								$ 1.76
Preferred stock redemption terms								The preferred stock is redeemable at any time after July 15, 2019 if the holders of the minimum number of outstanding shares make that election. The Series A minimum is 65 percent of the outstanding shares, and the Series B minimum is 67 percent of the outstanding shares.
Preferred stock, liquidation preference per share | $ / shares								$ 2.14	$ 1.98
Stock conversion ratio								0.73	0.67
Net NM's asset book value								$ 1,500
Liquidation preference value	$ 8,598
Net book value	$ 6,272							$ 5,453	$ 3,020
Shares converted to common stock | shares	2,922,798						2,922,798
Change in liquidation preference and net book value	$ 2,326
Debt beneficial conversion feature							$ 328
Debt amortization of discount							96
Write-off of unamortized portion of beneficial conversion feature							$ 232
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, authorized | shares							0	3,092,781	3,092,781
Preferred Stock, par value | $ / shares							$ 0.001	$ 0.001	$ 0.001
Stock issued during period, Shares | shares						3,092,781
Share price | $ / shares						$ 4.85		4.85
Proceeds from Preferred stock issue						$ 15,000
Preferred stock, liquidation preference per share | $ / shares								$ 5.86	$ 5.43
Stock conversion ratio								0.73	0.67
Liquidation preference value	18,668
Net book value	$ 18,463							$ 17,897	$ 16,459
Shares converted to common stock | shares	2,309,135						2,309,135
Change in liquidation preference and net book value	$ 205
Debt beneficial conversion feature							$ 226
Debt amortization of discount							67
Write-off of unamortized portion of beneficial conversion feature							$ 159
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, authorized | shares								11,500,000
Preferred Stock, par value | $ / shares								$ 0.001
Preferred stock conversion basis			All outstanding shares of Series A-1 preferred stock were converted on a one-for-one basis into shares of Series A preferred stock.
Series A and Series A-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, authorized | shares								8,333,334